INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PRIMEGEN US, INC. [Member]
IncomeTaxesLineItem [Line Items]
INCOME TAXES

7. INCOME TAXES

The Company’s deferred tax asset consists of its net operating loss carryforward (“NOL”). At June 30, 2026 (unaudited) and December 31, 2025, it was determined that the realizability of the deferred tax asset did not meet the more-likely-than-not threshold, and consequently, a full valuation allowance was established against it. In assessing realizability, the Company determined that there were no prudent and feasible tax planning strategies that the Company could employ to reasonably assure the future realizability of its carryforward losses. In the absence of tax planning strategies and given the Company’s history of cumulative operating losses, it was difficult to overcome the resulting uncertainties over the Company’s ability to generate future taxable income to realize these deferred tax assets. In future periods, if the realizability of all or some portion of these deferred tax assets becomes more likely than not, the associated valuation allowance would be reversed as a deferred tax benefit.

At June 30, 2026 and December 31, 2025, the NOLs available to offset future taxable income were approximately $16.1 million and $13.5 million, respectively. At present there is no expiration date to the use of these NOLs for either Federal or California state usage.

Internal Revenue Code Section 382 imposes a restriction on the utilization of NOLs after a change in ownership. The Company has not determined the impact on its NOLs of past or future ownership changes as defined by Section 382. If it is determined that a change in control has occurred, or will occur, our ability to fully utilize the NOLs on an annual basis will be substantially limited, and the timing of the usage of the NOLs could be substantially delayed, which could therefore significantly impair the value of those benefits. Other than potential restrictions imposed by Section 382, there were no uncertain tax positions related to the Company’s NOLs.

9. INCOME TAXES

The Company’s deferred tax asset consists of its net operating loss carryforward (“NOL”). At December 31, 2025 and 2024, it was determined that the realizability of the deferred tax asset did not meet the more-likely-than-not threshold, and consequently, a full valuation allowance was established against it. In assessing realizability, the Company determined that there were no prudent and feasible tax planning strategies that the Company could employ to reasonably assure the future realizability of its carryforward losses. In the absence of tax planning strategies and given the Company’s history of cumulative operating losses, it was difficult to overcome the resulting uncertainties over the Company’s ability to generate future taxable income to realize these deferred tax assets. In future periods, if the realizability of all or some portion of these deferred tax assets becomes more likely than not, the associated valuation allowance would be reversed resulting in a positive net deferred tax benefit. Changes in the deferred tax asset valuation allowance for the years ended December 31, 2025 and 2024 are presented below.

	December 31,	December 31,
	2025	2024

Beginning balance - net operating loss	$4,065,426	$2,920,984
Additions	1,911,473	1,144,442
Ending balance - net operating loss	$5,976,899	$4,065,426

At December 31, 2025 and 2024 the NOLs available to offset future taxable income was approximately $13.5 million and $11.6 million, respectively. At present there is no expiration date to the use of these NOLs for either Federal or California state usage.

Internal Revenue Code Section 382 imposes a restriction on the utilization of NOLs after a change in ownership. The Company has not determined the impact on its NOLs of past or future ownership changes as defined by Section 382. If it is determined that a change in control has occurred, or will occur, our ability to fully utilize the NOLs on an annual basis will be substantially limited, and the timing of the usage of the NOLs could be substantially delayed, which could therefore significantly impair the value of those benefits. Other than potential restrictions imposed by Section 382, there were no uncertain tax positions related to the Company’s NOLs.

The Company adopted Accounting Standards Update (“ASU”) ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, for the year ended December 31, 2025 on a retrospective basis. The following table presents the required disclosure pursuant to ASU 2023-09 and is a reconciliation of the Company’s income tax expense at the statutory federal tax rate to the Company’s effective tax rate for the years ended December 31, 2025 and 2024.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Amount	Rate	Amount	Rate

Federal income tax benefit at statutory rate	$1,392,932	21.0%	$2,956,419	21.0%
State income tax, net of federal tax benefit (a)	463,447	7.0%	985,156	7.0%
Nontaxable or nondeductible items	55,094	0.8%	(3,378,448)	-24.0%
Changes in valuation allowances	(1,911,473)	-28.8%	(563,127)	-4.0%
Total	$-	0.0%	$-	0.0%

(a)	State taxes in California contributed to the majority (greater than 50%) of the tax effect in this category.

The Company’s loss before income taxes during the year ended December 31, 2025 and 2024 was made up entirely of operations in the United States. The Company did not pay any income taxes during the years ended December 31, 2025 or 2024.